Other Payables	12 Months Ended
Oct. 31, 2025
Payables and Accruals [Abstract]
OTHER PAYABLES
10.	OTHER PAYABLES

As of October 31, 2025 and 2024, other payables consisted of:

	October 31, 2025	October 31, 2024
VAT and other taxes payable	$4,984,719	$3,353,963
Others	20,656	—
Totals	$5,005,375	$3,353,963